Other Current Assets, Net (Details) $ in Thousands	Nov. 30, 2024 USD ($)	Dec. 31, 2025	Dec. 31, 2024 USD ($)	Nov. 30, 2022 USD ($)
Other Current Assets, Net [Line Items]
Cash				$ 2,090
Carrying value				$ 7,740
Settlement agreement	$ 7,270
Write-off charges	$ 2,560
Bitcoin [Member]
Other Current Assets, Net [Line Items]
Number of bitcoin		1,543	1,313
Third Parties [Member]
Other Current Assets, Net [Line Items]
Other receivables			$ 4,100
FTX cryptocurrency [Member] | Bitcoin [Member]
Other Current Assets, Net [Line Items]
Number of bitcoin				480